SHORT-TERM BORROWINGS - Movement in Borrowing Programs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 CAD ($) $ / $	Dec. 31, 2022 USD ($) $ / $
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 2,985,000,000
Net (repayment of) proceeds received from short-term borrowings	(1,439,000,000)		$ 707,000,000
Amortization of deferred transaction costs	136,000,000		51,000,000
Loss (gain) on foreign exchange	(111,000,000)		127,000,000
Short-term borrowings, ending balance	1,750,000,000		2,985,000,000
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 214,000,000	$ 158	$ 893,000,000	$ 704
Exchange rate on short-term borrowings | $ / $	1.354	1.354	1.268	1.268
Net (repayment of) proceeds received from short-term borrowings	$ (52,000,000)	$ (55)	$ (756,000,000)	$ (558)
Exchange rate on (repayment of) proceeds received from short-term borrowings, net | $ / $			1.355	1.355
Discount on issuance	$ 14,000,000	$ 10	$ 15,000,000	$ 12
Exchange rate on discounts on issuance of short-term borrowings | $ / $	1.400	1.400	1.250	1.250
Loss (gain) on foreign exchange	$ (26,000,000)		$ 62,000,000
Short-term borrowings, ending balance	$ 150,000,000	$ 113	$ 214,000,000	$ 158
Exchange rate on short-term borrowings | $ / $	1.327	1.327	1.354	1.354
Non-revolving credit facility borrowings
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 371,000,000		$ 507,000,000
Net (repayment of) proceeds received from short-term borrowings	(387,000,000)		(137,000,000)
Amortization of deferred transaction costs	12,000,000		0
Loss (gain) on foreign exchange	4,000,000		1,000,000
Short-term borrowings, ending balance	$ 0		$ 371,000,000